Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
License revenue						$ 5,000,000
Revenues, principally from grants	312,491	931,627	1,845,123	2,341,896	3,144,620	2,662,822
Total revenues	312,491	931,627	1,845,123	2,341,896	3,144,620	7,662,822
Cost of revenues	(245,864)	(761,628)	(1,517,469)	(1,934,529)	(2,593,075)	(2,108,228)
Gross profit	66,627	169,999	327,654	407,367	551,545	5,554,594
Operating expenses:
Research and development	1,216,559	371,338	4,113,686	1,749,112	2,609,241	6,272,616
General and administrative	710,730	558,877	1,918,411	1,841,138	2,632,972	2,242,173
Total operating expenses	1,927,289	930,215	6,032,097	3,590,250	5,242,213	8,514,789
Loss from operations	(1,860,662)	(760,216)	(5,704,443)	(3,182,883)	(4,690,668)	(2,960,195)
Other income (expense):
Change in fair value of warrant liability	(4,699,846)		(5,349,422)
Interest income, net	652	1,250	1,438	5,284	6,202	7,444
Total other income					6,202	7,444
Net loss before income taxes	(6,559,856)	(758,966)	(11,052,427)	(3,177,599)	(4,684,466)	(2,952,751)
Income tax benefit					521,458	574,157
Net loss	$ (6,559,856)	$ (758,966)	$ (11,052,427)	$ (3,177,599)	$ (4,163,008)	$ (2,378,594)
Basic and diluted net loss per share	$ (0.34)	$ (0.07)	$ (0.78)	$ (0.29)	$ (0.37)	$ (0.22)
Basic and diluted weighted average common shares outstanding	19,040,339	11,138,373	14,160,157	11,127,374	11,136,484	10,957,676